TRANSACTIONS AND BALANCES WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
TRANSACTIONS AND BALANCES WITH RELATED PARTIES
NOTE 15 – TRANSACTIONS AND BALANCES WITH RELATED PARTIES

Transactions with related parties

Expenses:

	Year ended December 31,
	2020	2021	2022
	in USD thousands
Benefits to related parties:
Compensation and benefits to senior management, including benefit component of equity instrument grants	2,391	2,302	2,968
Compensation and benefits to directors, including benefit component of equity instrument grants	373	300	507

Key management compensation

Key management includes directors and executive officers. The compensation paid or payable to key management for services during each of the years indicated is presented below.

	Year ended December 31,
	2020	2021	2022
	in USD thousands
Salaries and other short-term employee benefits	1,656	1,883	2,298
Post-employment benefits	126	136	131
Other long-term benefits	33	35	35
Share-based compensation	949	548	1,011
	2,764	2,602	3,475